Note 8 - Notes Payable - Notes Payable (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Long-term debt, gross	$ 10,082,549	$ 9,431,157
Long-term debt, gross	10,082,549	9,431,157
Less: deferred loan costs	(138,944)	(179,610)
Subtotal	9,943,605	9,251,547
Less: current portion	(1,330,018)	(909,086)
Long term debt	8,613,587	8,342,461
RBL Capital Group, LLC [Member]
Long-term debt, gross	9,431,157	9,431,157
Long-term debt, gross	9,431,157	9,431,157
SBA Loans [Member]
Long-term debt, gross	159,899
Long-term debt, gross	159,899
Paycheck Protection Program CARES Act [Member]
Long-term debt, gross	491,493
Long-term debt, gross	$ 491,493